Trade and other receivables - Impairment allowance (Details) R in Millions	12 Months Ended
	Dec. 31, 2023 ZAR (R) R / $	Dec. 31, 2022 ZAR (R) R / $	Dec. 31, 2021 ZAR (R) R / $	Dec. 31, 2023 R / €	Dec. 31, 2023 R / $	Dec. 31, 2022 R / €
Disclosure of disaggregation of revenue from contracts with customers [line items]
Impairment allowance recognised in profit or loss for the year	R 47,013
Currency risk
Disclosure of disaggregation of revenue from contracts with customers [line items]
Exchange rates (in ZAR per USD)	18.57	17.03	15.94	20.53	12.66	18.22
Currency risk | Trade receivables
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage decrease in risk assumption	1.00%
Percentage increase in risk assumption	1.00%
Exchange rates (in ZAR per USD) | R / $	18.57
Effect on net profit or loss	R 40
Other trade and non-trade receivables
Disclosure of disaggregation of revenue from contracts with customers [line items]
Balance at beginning of the year	1,389	R 904
Balance at end of the year	947	1,389	R 904
PGM sales concentrate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Balance at beginning of the year	3,564	3,794
Balance at end of the year	R 3,407	3,564	3,794
PGM sales concentrate | Commodity price risk
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage decrease in risk assumption	1.00%
Percentage increase in risk assumption	1.00%
Effect on revenue and receivable balance	R 24
Financial instruments credit-impaired | Other trade and non-trade receivables
Disclosure of disaggregation of revenue from contracts with customers [line items]
Balance at beginning of the year	214	201	199
Impairment allowance recognised in profit or loss for the year	21	28	3
Financial assets written off	(132)	0	0
Impaired financial assets recovered during the year	(2)	(15)	(1)
Balance at end of the year	R 101	R 214	R 201